Accounts receivable (Details) - USD ($)	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021
Disclosure of provision matrix [line items]
Accounts receivable	$ 5,815,394		$ 4,072,701
Gains (losses) arising from changes in estimates	1,738,469	$ 275,503
Allowance account for credit loss	0	$ 0
Harmonized Sales Taxes receivable	710,824		379,814
Other	0		593,331
Other receivables	$ 710,824		$ 973,145